Exploration in operating units	12 Months Ended
Dec. 31, 2019
Exploration in operating units
Exploration in operating units

22.  Exploration in operating units

This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	2,837	5,157	5,309

Exploration in operating units
Services provided by third parties	33,591	71,513	75,743
Consumption of materials and supplies	3,712	8,594	7,673
Direct labor	1,747	2,349	2,142
Short-term and low-value lease	1,186	2,065	1,405
Electricity and water	905	1,337	820
Transport	71	192	543
Maintenance and repair	10	450	98
Other minor	548	910	56
Total exploration in operating units	41,770	87,410	88,480
Final balance of products in process and finished goods, net of depreciation and amortization	(444)	(2,837)	(4,478)

Exploration in operating units	44,163	89,730	89,311

As of December 31, 2019, 2018 and 2017, disbursements of exploration in operating amount to US$44.2 million, US$89.7 million and US$89.3 million, respectively, which are presented in the “Payments to suppliers and third parties” caption of the consolidated statements of cash flows.